Fair Value Measurements (Schedule Of Fair Value And Carrying Value Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Fair Value Disclosures [Abstract]
Total Debt, Fair Value	$ 2,541	$ 2,596
Total Debt, Carrying Value	$ 2,408	$ 2,432